Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

MMG-SUM-17-01 1.9879808.101	May 16, 2017

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class L and Class N
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Growth Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

MMG-L-MMG-N-SUM-17-01 1.9879809.101	May 16, 2017